Deferred Government Subsidy	12 Months Ended
Dec. 31, 2022
Deferred Government Subsidy [Abstract]
DEFERRED GOVERNMENT SUBSIDY

NOTE 14 – DEFERRED GOVERNMENT SUBSIDY

GMB BJ planned to relocate the Company address from Beijing to Zibo city, and it applied for subsidy of RMB 21,926,900 to compensate for the future incremental costs arising from the relocation, which was approved by the Finance Bureau of Zibo. As of December 31, 2022, the Company received government subsidy of RMB20,000,000, approximately $2,871,665, was recognized as deferred government subsidy. It would be deducted from the relocation expenses when incurred.